Variable Interest Entities - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 465		$ 921
Short-term investments	0		17
Accounts receivable	1,005		992
Inventory, net	169		150
Other current assets	29		28
Licenses	2,480		2,195
Property, plant and equipment, net	3,527		3,346
Operating lease right-of-use assets	972	$ 975	0
Other assets and deferred charges	607	604	616
Liabilities
Current liabilities	962		879
Long-term operating lease liabilities	931	$ 949	0
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	19		9
Short-term investments	0		17
Accounts receivable	637		609
Inventory, net	5		5
Other current assets	7		5
Licenses	647		647
Property, plant and equipment, net	95		88
Operating lease right-of-use assets	42		0
Other assets and deferred charges	347		347
Total assets	1,799		1,727
Liabilities
Current liabilities	30		31
Long-term operating lease liabilities	39		0
Deferred liabilities and credits	13		15
Total liabilities	$ 82		$ 46